PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost:
Furniture and equipment	$ 3,059,000	$ 2,930,000	$ 2,633,000
Accumulated depreciation	(2,177,000)	(2,114,000)	(1,827,000)
Property and equipment, net	$ 882,000	$ 816,000	$ 806,000
Furniture and Fixtures [Member] | Maximum [Member]
Cost:
Useful Life	7 years	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Cost:
Useful Life	3 years	3 years